Note 10 - Prepayments	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
10.	Prepayments

	As of December 31,
Items	2025	2024
Current items:
Prepayment for purchases	$14,803,350	$27,342,454
Prepayment for insurance expenses	581,266	847,820
Others	396,668	441,938
	$15,781,284	$28,632,212

Non-current items:
Prepayment for insurance expenses	$204,020	$315,304